Taxation (Tables)	12 Months Ended
Jun. 30, 2025
Taxation [Abstract]
Schedule of Component of Income Tax Expenses

The following table sets forth the component of income tax expenses of the Group for the years ended June 30, 2023, 2024 and 2025:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB

Current tax expense	(23,769)	(18,466)	(68,655)
Deferred tax benefit/(expense)	2,084	(12,862)	(44,264)
Income tax expense	(21,685)	(31,328)	(112,919)

Schedule of Statutory EIT Rate and the Effective Tax Rates

The following table sets forth reconciliation between the statutory EIT rate and the effective tax rates:

	For the years ended June 30,
	2023	2024	2025

Statutory income tax rate in PRC	25.0%	25.0%	25.0%
Effect of income tax exemptions and preferential tax rates	11.8%	(8.3)%	(5.8)%
Effect of income tax rate difference in other jurisdictions	-	1.9%	(3.4)%
Effect of PRC withholding tax	-	1.0%	9.4%
Permanent differences	(35.5)%	(3.0)%	(0.3)%
Changes in valuation allowance	(26.2)%	(9.1)%	(0.8)%
Effective tax rate	(24.9)%	7.5%	24.1%

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities

	As of June 30,
	2024	2025
	RMB	RMB

Deferred tax assets:
Allowances of credit losses	28	5
Allowance for inventory write-down	-	513
Operating lease liabilities	11,948	3,114
Deductible temporary difference related to advertising expenses	16,185	8,478
Net operating tax losses carried forward	38,430	11,030
Subtotal	66,591	23,140
Less: valuation allowance	(55,144)	(19,703)
Total deferred tax assets, net	11,447	3,437

	As of June 30,
	2024	2025
	RMB	RMB

Deferred tax liabilities:
Operating lease right-of-use assets	10,600	3,332
Newly identified intangible assets arising from business combination	-	16,259
Unrealized investment income	-	297
Withholding tax on undistributed earnings	11,625	55,591
Total deferred tax liabilities	22,225	75,479

Schedule of Operating Tax Losses Carried Forward	As of June 30, 2025, certain entities of the Group had net operating tax losses carried forward, which if not utilized, will expire as follows:
2025
RMB

Loss expiring for the year ended December 31, 2026	29,900
Loss expiring for the year ended December 31, 2027	54,061
Loss expiring for the year ended December 31, 2028	76,033
Loss expiring for the year ended December 31, 2029	42,840
Loss expiring for the year ended December 31, 2030	-
Loss expiring for the year ended December 31, 2031	-
Loss expiring for the year ended December 31, 2032	-
Loss expiring for the year ended December 31, 2033	-
Loss expiring for the year ended December 31, 2034 and thereafter	7,454
Subtotal	210,288

Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB

Balance at beginning of the year	(84,406)	(94,975)	(55,144)
(Additions)/Reversal	(10,569)	39,831	35,441
Balance at end of the year	(94,975)	(55,144)	(19,703)